Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Cash flows from operating activities
Net income (loss)	$ (1,183,000)	$ (1,192,000)	$ (869,000)	$ 4,284,000	$ 4,173,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	441,000	424,000	211,000	856,000	211,000
Amortization of deferred finance costs	60,000	62,000	31,000	119,000	0
Stock-based compensation	2,357,000	1,436,000
Stock-based compensation			530,000	4,623,000	0
Stock-based licensing revenue discount				(5,000)
Allowance for doubtful accounts	4,000	0	0	25,000	0
Amortization of seller note discount	289,000	264,000	128,000	579,000	0
Amortization of other imputed interest			26,000	0
Amortization of senior note discount	119,000	117,000	58,000	235,000	0
Deferred income tax benefit	(920,000)	(82,000)	(190,000)	(928,000)	0
Gain on extinguishment of debt			0	(422,000)	0
Gain on reduction of contingent obligations			0	(6,300,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(295,000)	(483,000)	(2,191,000)	(1,262,000)	(183,000)
Prepaid expenses			323,000	(178,000)	220,000
Inventory	(97,000)	0
Other assets	32,000	101,000	(94,000)	84,000	(32,000)
Accounts payable and accrued expenses	(204,000)	88,000	(423,000)	581,000	213,000
Due to affiliates			(164,000)	0
Deferred revenue	(41,000)	184,000	516,000	185,000	(2,270,000)
Other liabilities	21,000	106,000	49,000	115,000	0
Net cash provided by (used in) operating activities	583,000	1,025,000	(2,059,000)	2,591,000	2,332,000
Cash flows from investing activities
Acquisition of Isaac Mizrahi Trademarks and related intangible property, and tangible property and equipment			(10,174,000)
Payment of assumed obligation of Seller			(1,500,000)
Purchase of property and equipment	(215,000)	(91,000)	(142,000)	(117,000)	0
Increase in long-term security deposit	(8,000)	(175,000)	0	(175,000)	0
Reduction of restricted cash for security deposit	0	175,000	(175,000)	175,000	0
Net cash used in investing activities	(223,000)	(91,000)	(11,991,000)	(117,000)	0
Cash flows from financing activities
Proceeds from term loan			13,500,000
Proceeds from issuance of common stock and warrants	5,000,000	0	4,305,000		0
Repayment of long-term debt	(675,000)	0
Proceeds from exercise of warrants			1,000	2,000
Shares repurchased on vesting of restricted stock				(711,000)
Payment of expenses related to equity and recapitalization	(292,000)	(3,000)	(562,000)	(3,000)	0
(Acquisition) reduction deferred finance costs	0	22,000	(472,000)	22,000	0
Repayment of lease obligation	(3,000)	(8,000)	(4,000)	(17,000)	0
Repayment of installment debt obligation				(556,000)
Member distributions			0	0	(2,147,000)
Net cash provided by (used in) financing activities	4,030,000	11,000	16,768,000	(1,263,000)	(2,147,000)
Net increase in cash and cash equivalents	4,390,000	945,000	2,718,000	1,211,000	185,000
Cash and cash equivalents, beginning of period	3,929,000	2,718,000	0	2,718,000	46,000
Cash and cash equivalents, end of period	8,319,000	3,663,000	2,718,000	3,929,000	231,000
Supplemental disclosure of non-cash information
Restricted stock grants to employees and directors	5,403,000	4,635,000		4,635,000
Warrants issued to licensee	0	23,000		23,000
Shares issued in connection with settlement of debt				180,000
Forfeiture of employee stock grants	0	(2,000)		1,000
Retrospective accounting adjustment increasing deferred tax liability and goodwill			1,274,000
Value of common stock issued to Sellers as partial consideration in the acquisition of Isaac Mizrahi Business			9,215,000
Value of common stock issued to Earthbound as partial consideration in the acquisition of Isaac Mizrahi Business			3,155,000
Issuance of Seller Notes as partial consideration in the acquisition of Isaac Mizrahi Business (net of debt discount - see Note 4)			5,637,000
Value of Warrants to purchase 364,428 of common stock for $.01 per share issued to Noteholders			1,214,000
Contingent equity pay-out relating to acquisition of Isaac Mizrahi Business			15,000,000
Contingent obligations relating to acquisition of Isaac Mizrahi Business			2,765,000
Assumed Other Long Term liabilities as partial consideration of the Isaac Mizrahi Business			1,132,000
Deferred tax liability relating to the net tax effect of the excess book value over tax basis of acquired intangible asset			9,615,000
Deferred tax liability relating to the net tax effect of the Seller Note discount amount			635,000
Value of equipment and software received from Earthbound			71,000
Assumed capitalized lease obligation			24,000
Supplemental disclosure of non-cash information
Cash paid during the period for income taxes	227,000	62,000	0	62,000	0
Cash paid during the period for interest	$ 562,000	$ 606,000	$ 129,000	$ 1,243,000	$ 175,000